Structured entities - Carrying amount of interest held in unconsolidated structured entities (Details) - GBP (£) £ in Millions	Dec. 31, 2024	Dec. 31, 2023
Securitisation vehicles
STRUCTURED ENTITIES (Details) [Line Items]
Maximum exposure to loss from interests in structured entities	£ 2,311	£ 4,016